FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Level 1 of fair value hierarchy [member] | Estimated fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Total liabilities	$ 0
Total liabilities	14,016	$ 14,241
Carrying amount
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	628	608
Financial liabilities	6,917	6,707
Carrying amount | Debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	6,392	6,423
Carrying amount | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	6	32
Carrying amount | Other liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	519	252
Carrying amount | Other assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	559	572
Carrying amount | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	63	33
Carrying amount | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	6	3
Estimated fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	628	608
Financial liabilities	7,585	7,999
Estimated fair value | Debt
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	7,060	7,715
Estimated fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Total liabilities	0
Financial liabilities	6	32
Estimated fair value | Other liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial liabilities	519	252
Estimated fair value | Other assets
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	559	572
Estimated fair value | Other investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	63	33
Estimated fair value | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities1 [Line Items]
Financial assets	$ 6	$ 3